INVESTMENT IN AN ASSOCIATE (Schedule of Consolidated Financial Statements) (Details) - USD ($) $ in Thousands		Mar. 31, 2018	Mar. 31, 2017
Disclosure of associates [line items]
Current assets		$ 122,804	$ 110,832
TOTAL ASSETS		476,894	397,970
Current liabilities		32,307	40,157
Total Liabilities		78,715	80,035
New Pacific Metals Corp ("NUAG") [Member]
Disclosure of associates [line items]
Current assets	[1]	28,279	16,152
Non-current assets	[1]	57,268	9,248
TOTAL ASSETS	[1]	85,547	25,400
Current liabilities	[1]	970	600
Long-term liabilities	[1]	4,839
Total Liabilities	[1]	5,809	600
Net assets	[1]	79,738	24,800
Company's share of net assets of associate	[1]	$ 23,730	$ 4,003

[1]	NUAG's fiscal year-end is on June 30. NUAG's quarterly financial results were used to compile the financial information that matched with the Company's year-end on March 31.